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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22438

ING Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets High Dividend Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.0%
		Brazil: 14.9%
252,236		Banco do Brasil S.A.	$4,460,392	1.2
415,763		BM&F Bovespa S.A.	2,977,735	0.8
100,237		Cia de Concessoes Rodoviarias	3,060,953	0.8
201,747		Cia Siderurgica Nacional S.A.	2,819,535	0.8
197,630		Itau Unibanco Holding S.A.	4,468,048	1.2
87,188		Lojas Renner SA	3,279,739	0.9
213,703		MRV Engenharia e Participacoes SA	1,987,021	0.6
357,509		Petroleo Brasileiro SA ADR ADR	11,175,731	3.1
277,363		Porto Seguro SA	4,322,837	1.2
205,968		Redecard S.A.	3,073,039	0.8
260,509	@	Tele Norte Leste Participacoes SA ADR	4,655,296	1.3
276,676		Vale SA	7,847,410	2.2
			54,127,736	14.9
		Chile: 1.3%
10,758,476		Enersis SA	4,677,397	1.3
		China: 15.3%
987,500		BOC Hong Kong Holdings Ltd.	3,047,787	0.8
4,299,000		China Citic Bank	3,093,770	0.9
3,294,000		China Construction Bank	3,111,498	0.9
5,382,000		China Dongxiang Group Co.	1,731,058	0.5
2,318,000		China High Speed Transmission Equipment Group Co., Ltd.	2,890,388	0.8
4,548,000		China Petroleum & Chemical Corp.	4,545,077	1.3
2,542,000		China Resources Power Holdings Co.	5,109,859	1.4
2,822,000		China Shanshui Cement Group Ltd.	3,052,087	0.8
1,857,000		CNOOC Ltd.	4,662,350	1.3
2,678,000		Guangzhou Automobile Group Co. Ltd.	2,991,518	0.8
597,000		Hengan International Group Co., Ltd.	5,149,416	1.4
3,685,000		Industrial and Commercial Bank of China Ltd.	3,091,561	0.9
10,486,000		Renhe Commercial Holdings Co. Ltd.	1,875,439	0.5
5,101,000		Want Want China Holdings Ltd.	4,889,844	1.3
788,000		Yanzhou Coal Mining Co., Ltd.	3,301,855	0.9
3,701,000		Zhejiang Expressway Co., Ltd.	2,913,578	0.8
			55,457,085	15.3
		Czech Republic: 1.3%
53,676		CEZ A/S	2,962,870	0.8
70,667		Telefonica O2 Czech Republic A/S	1,705,468	0.5
			4,668,338	1.3
		Hong Kong: 6.4%
3,540,000		Chaoda Modern Agriculture Holdings Ltd.	1,742,855	0.5
175,600		China Mobile Ltd. ADR	8,037,212	2.2
3,835,000		Prime Success International Group	3,688,188	1.0
199,500		Hang Seng Bank Ltd.	3,198,504	0.9
271,000		Hutchison Whampoa Ltd.	3,139,047	0.9
991,500		Link Real Estate Investment Trust	3,373,444	0.9
			23,179,250	6.4
		Hungary: 0.5%
8,599		Richter Gedeon Nyrt	1,696,969	0.5
		Indonesia: 2.2%
481,000		Astra International Tbk PT	3,312,034	0.9
9,898,500		Perusahaan Gas Negara PT	4,697,825	1.3
			8,009,859	2.2
		Malaysia: 3.6%
1,295,600		Berjaya Sports Toto BHD	1,816,208	0.5
1,720,400		IOI Corp. Bhd	3,029,247	0.8
707,900		Public Bank BHD	3,118,327	0.8
2,254,000		Tenaga Nasional BHD	5,323,933	1.5
			13,287,715	3.6
		Mexico: 2.4%
2,149,722		America Movil SAB de CV	5,672,826	1.6
756,335		Grupo Aeroportuario del Pacifico SA de CV	3,095,228	0.8
			8,768,054	2.4
		Peru: 0.5%
50,484		Southern Copper Corp.	1,744,727	0.5
		Poland: 2.3%
2,134,961		Polskie Gornictwo Naftowe I Gazownictwo SA	3,411,238	0.9
22,149		Powszechny Zaklad Ubezpieczen SA	3,144,981	0.9
273,903		Telekomunikacja Polska S.A.	1,805,240	0.5
			8,361,459	2.3
		Qatar: 0.1%
20,500	@	Commercial Bank of Qatar	405,554	0.1
		Russia: 6.4%
478,608		Gazprom OAO ADR ADR	7,059,468	1.9
116,678		Lukoil-Spon ADR	7,502,395	2.1
323,269		Mechel ADR	2,925,585	0.8

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Russia (continued)
289,049		Mobile Telesystems Finance SA ADR ADR	$5,859,023	1.6
			23,346,471	6.4
		Singapore: 4.2%
610,000		Fraser and Neave Ltd.	3,037,748	0.9
319,000		Keppel Corp., Ltd.	2,980,725	0.8
1,804,000		Singapore Telecommunications Ltd.	4,695,868	1.3
282,000		United Overseas Bank Ltd.	4,444,747	1.2
			15,159,088	4.2
		South Africa: 6.6%
224,056		ABSA Group Ltd.	4,522,974	1.3
340,913		Adcock Ingram Holdings Ltd.	3,091,086	0.9
591,700		Aveng Ltd.	3,109,654	0.9
148,802		Impala Platinum Holdings Ltd.	4,144,864	1.1
1,225,665		Life Healthcare Group Holdings Ltd.	3,023,512	0.8
744,708		Sanlam Ltd.	3,047,191	0.8
54,445		Sasol Ltd.	2,906,606	0.8
			23,845,887	6.6
		South Korea: 12.1%
249,850		Cheil Communications, Inc.	3,676,050	1.0
42,629		Hite Brewery Co., Ltd.	4,666,314	1.3
116,660		Hyundai Development Co.	3,073,731	0.8
16,909		Hyundai Mipo Dockyard Co., Ltd.	2,776,896	0.8
145,880		Hyundai Securities Co.	1,662,656	0.5
141,870		Kangwon Land, Inc.	3,436,766	0.9
61,207		KB Financial Group, Inc.	2,930,525	0.8
150		KT Corp.	5,205	0.0
78,277		KT&G Corp.	4,595,556	1.3
273,310		Meritz Fire & Marine Insurance Co., Ltd.	2,810,900	0.8
9,628		Samsung Electronics Co., Ltd.	8,072,164	2.2
91,230		Woongjin Coway Co., Ltd.	3,205,275	0.9
239,150		Woori Finance Holdings Co., Ltd.	3,084,165	0.8
			43,996,203	12.1
		Taiwan: 9.9%
2,989,000		Acer, Inc.	5,867,863	1.6
761,000		Giant Manufacturing Co., Ltd.	2,792,703	0.8
2,434,000		Lite-On Technology Corp.	3,121,075	0.9
3,571,000		Mega Financial Holdings Co., Ltd.	3,059,389	0.8
1,011,000		Novatek Microelectronics Corp., Ltd.	3,466,911	1.0
917,000		Powertech Technology, Inc.	3,431,418	0.9
948,000		Quanta Computer, Inc.	2,159,767	0.6
449,000	@	Simplo Technology Co. Ltd.	3,582,153	1.0
427,000		Synnex Technology International Corp.	1,004,548	0.3
2,378,000		Taiwan Semiconductor Manufacturing Co., Ltd.	6,364,917	1.7
663,000		Unimicron Technology Corp.	1,229,665	0.3
			36,080,409	9.9
		Thailand: 1.4%
1,018,000		Advanced Info Service PCL	3,259,119	0.9
4,503,300		Minor International PCL	1,812,990	0.5
			5,072,109	1.4
		Turkey: 0.4%
57,807		Tupras Turkiye Petrol Rafine	1,519,564	0.4
		United Kingdom: 1.2%
302,257		Eurasian Natural Resources Corp.	4,222,211	1.2
		Total Common Stock
		(Cost $342,121,213)	337,626,085	93.0
PREFERRED STOCK: 2.8%
		Brazil: 2.8%
228,365		Cia Energetica de Minas Gerais	4,291,569	1.2
267,535		Gerdau SA	2,926,734	0.8
303,867		Usinas Siderurgicas de Minas Gerais SA	2,923,594	0.8
		Total Preferred Stock (Cost $10,664,913)	10,141,897	2.8
		Total Long-Term Investments
		(Cost $352,786,126)	347,767,982	95.8
SHORT-TERM INVESTMENTS: 4.6%
		Mutual Funds: 4.6%
16,852,795		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $16,852,795)	16,852,795	4.6
		Total Short-Term Investments
		(Cost $16,852,795)	16,852,795	4.6
		Total Investments in Securities (Cost $369,638,921)*	$364,620,777	100.4
		Liabilities in Excess of Other Assets	(1,400,728)	(0.4)
		Net Assets	$363,220,049	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$6,591,782
		Gross Unrealized Depreciation	(11,609,926)
		Net Unrealized depreciation	$(5,018,144)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2011 (Unaudited) (continued)

Industry	Percentage of Net Assets
Consumer Discretionary	9.3%
Consumer Staples	6.6
Energy	12.7
Financials	19.0
Health Care	2.2
Industrials	8.3
Information Technology	11.4
Materials	9.0
Telecommunication Services	9.8
Utilities	7.5
Short-Term Investments	4.6
Other Assets and Liabilities - Net	(0.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2011
Asset Table
Investments, at value
Common Stock
Brazil	$54,127,736	$—	$—	$54,127,736
Chile	4,677,397	—	—	4,677,397
China	—	55,457,085	—	55,457,085
Czech Republic	1,705,468	2,962,870	—	4,668,338
Hong Kong	8,037,212	15,142,038	—	23,179,250
Hungary	—	1,696,969	—	1,696,969
Indonesia	—	8,009,859	—	8,009,859
Malaysia	—	13,287,715	—	13,287,715
Mexico	8,768,054	—	—	8,768,054
Peru	1,744,727	—	—	1,744,727
Poland	—	8,361,459	—	8,361,459
Qatar	—	405,554	—	405,554
Russia	23,346,471	—	—	23,346,471
Singapore	—	15,159,088	—	15,159,088
South Africa	6,114,598	17,731,289	—	23,845,887
South Korea	—	43,996,203	—	43,996,203
Taiwan	—	36,080,409	—	36,080,409
Thailand	—	5,072,109	—	5,072,109
Turkey	—	1,519,564	—	1,519,564
United Kingdom	—	4,222,211	—	4,222,211
Total Common Stock	108,521,663	229,104,422	—	337,626,085
Preferred Stock	10,141,897	—	—	10,141,897

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2011
Short-Term Investments	$16,852,795	$—	$—	$16,852,795
Total Investments, at value	$135,516,355	$229,104,422	$—	$364,620,777
Liabilities Table
Other Financial Instruments+
Written OTC Options	$—	$(1,370,449)	$—	$(1,370,449)
Total Liabilities	$—	$(1,370,449)	$—	$(1,370,449)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2011 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2011.

ING Emerging Markets High Dividend Equity Fund Written OTC Options on May 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
751,200	Royal Bank of Scotland Group PLC	Call on iShares MSCI Emerging Markets Index	47.48	USD	06/15/11	$768,853	$(1,114,387)
746,900	Royal Bank of Scotland Group PLC	Call on iShares MSCI Emerging Markets Index	48.31	USD	06/01/11	846,985	(256,062)
			Total Written OTC Options			$1,615,838	$(1,370,449)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011